Tax Status - Additional Information (Details) - EBP 333	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Tax Status [Line Items]
Tax determination letter, status	true
Tax determination letter, date	Apr. 05, 2016
EBP, Tax Qualification Status [Extensible Enumeration]	us-gaap:QualifiedPlanMember
Uncertain tax positions taken	$ 0